Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment information table

	Six months ended June 30, 2021
	Focus	AVX	Total

Revenue	$526,161	$83,841	$610,002
Revenue - related party	15,141	–	15,141
Total revenue	541,302	83,841	625,143

Cost of Revenue	422,663	78,183	500,846

Gross Profit	118,639	5,658	124,297

Operating Expenses:
Selling	332	626	958
Compensation - officers	73,100	–	73,100
Research and development	110,372	–	110,372
Professional fees	669,679	1,471	671,150
General and administrative	519,574	131,871	651,445
Total Operating Expenses	1,373,057	133,968	1,507,025

Loss from Operations	(1,254,418)	(128,310)	(1,382,728)

Other Income (Expense):
Interest income (expense), net	(20,715)	(2,041)	(22,756)
Other income (expense), net	245,241	(2,418)	242,823
Total other income (expense)	224,526	(4,459)	220,067

Loss before income taxes	(1,029,892)	(132,769)	(1,162,661)

Tax expense	–	–	–

Net Loss	$(1,029,892)	$(132,769)	$(1,162,661)